ORGANIZATION - Narrative (Details) professional in Thousands, project in Millions	12 Months Ended
Dec. 31, 2020 category project professional
Noncontrolling Interest [Line Items]
Number of service categories | category	500
Number of service professionals | professional	240
Number of projects | project	32
Angi Inc.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	84.30%
Voting interest (as a percent)	98.20%